Plant and equipment, net - Plant and equipment (Details) - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Plant and equipment
Plant and equipment, gross	$ 5,843,555	$ 7,788,998
Less: accumulated depreciation	(3,428,185)	(4,307,253)
Total	4,395	10,121
Buildings
Plant and equipment
Plant and equipment, gross	2,603,775	3,393,212
Automobile
Plant and equipment
Plant and equipment, gross	181,231	165,628
Electronic devices
Plant and equipment
Plant and equipment, gross	3,011,942	3,691,929
Office equipment
Plant and equipment
Plant and equipment, gross	46,607	42,595
Construction-in-progress
Plant and equipment
Plant and equipment, gross		495,634
Continuing operations
Plant and equipment
Total	4,395	10,121
Discontinued operations.
Plant and equipment
Total	2,410,975	3,471,624
Continued And Discontinued Operations [Member]
Plant and equipment
Total	$ 2,415,370	$ 3,481,745